Voyage expenses (Tables)	12 Months Ended
Dec. 31, 2022
Voyage expenses
Schedule of voyage expenses analysis	2022 2021 2020 Commissions $ 14,412 $ 10,794 $ 8,310 (Gain)/loss from bunkers (8,100) (5,955) 3,708 Port expenses and other 630 731 1,507 Total $ 6,942 $ 5,570 $ 13,525